WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants
WARRANTS

17.	WARRANTS

Warrants outstanding and warrant activity for the nine-months ended September 30, 2021 are as follows:

Description	Classification	Exercise Price	Expiration Date	Warrants Issued	Balance December 31, 2020	Warrants Cancelled/ Expired	Balance September 30, 2021

Private Placement Warrants, issued January 25, 2017	Equity	$46.90	June 2022	85,500	85,500	-	85,500
RedPath Warrants, issued March 22, 2017	Equity	$46.90	September 2022	10,000	10,000	-	10,000
Underwriters Warrants, issued June 21, 2017	Liability	$13.20	December 2022	57,500	53,500	-	53,500
Base & Overallotment Warrants, issued June 21, 2017	Equity	$12.50	June 2022	1,437,500	870,214	-	870,214
Warrants issued October 12, 2017	Equity	$18.00	April 2022	320,000	320,000	-	320,000
Underwriters Warrants, issued January 25, 2019	Equity	$9.40	January 2022	65,434	65,434	-	65,434

				1,975,934	1,404,648	-	1,404,648

The weighted average exercise price of the warrants is $15.97 and the weighted average remaining contractual life is approximately 0.7 years.

14. Warrants

Warrants outstanding and warrant activity for the year ended December 31, 2020 are as follows:

Description	Classification	Exercise Price	Expiration Date	Warrants Issued	Balance December 31, 2019	Warrants Cancelled/ Expired	Balance December 31, 2020

Private Placement Warrants, issued January 25, 2017	Equity	$46.90	June 2022	85,500	85,500		85,500
RedPath Warrants, issued March 22, 2017	Equity	$46.90	September 2022	10,000	10,000		10,000
Underwriters Warrants, issued June 21, 2017	Liability	$13.20	December 2022	57,500	53,500		53,500
Base & Overallotment Warrants, issued June 21, 2017	Equity	$12.50	June 2022	1,437,500	870,214		870,214
Vendor Warrants, issued August 6, 2017	Equity	$12.50	August 2020	15,000	15,000	(15,000)	-
Warrants issued October 12, 2017	Equity	$18.00	April 2022	320,000	320,000		320,000
Underwriters Warrants, issued January 25, 2019	Equity	$9.40	January 2022	65,434	65,434		65,434

				1,990,934	1,419,648	(15,000)	1,404,648

The weighted average exercise price of the warrants is $15.97 and the weighted average remaining contractual life is approximately 1.4 years.